                        SUPPLEMENT DATED APRIL 16, 2007
                          VAN KAMPEN SENIOR LOAN FUND
                       PROSPECTUS DATED NOVEMBER 30, 2006

The Prospectus is hereby supplemented as follows:

     (1) The first paragraph of the section entitled "MANAGEMENT OF THE FUND -- INVESTMENT ADVISER -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

     PORTFOLIO MANAGEMENT. Howard Tiffen, Managing Director of the Adviser and Vice President of the senior loan funds advised by the Adviser, Christina Jamieson, Managing Director of the Adviser and assistant portfolio manager of the senior loan funds advised by the Adviser, and Philip Yarrow, Vice President of the Adviser and an assistant portfolio manager and analyst in the senior loan group advised by the Adviser, are primarily responsible for the day-to-day management of the Fund.

     (2) The following is added after the third paragraph in the section entitled "MANAGEMENT OF THE FUND -- INVESTMENT ADVISER -- PORTFOLIO MANAGEMENT":

     Mr. Yarrow joined the Adviser in 2005 and the portfolio management team managing the Fund in March 2007. Mr. Yarrow has over 12 years of investment experience. Prior to joining the Adviser in 2005, Mr. Yarrow was a credit analyst and a portfolio manager at Bank One/JPMorgan. Mr. Yarrow holds a Masters degree in finance from Northwestern University and received his undergraduate degree from the University of Nottingham. Mr. Yarrow also holds the Chartered Financial Analyst designation.

The composition of the team may change without notice from time to time.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     SLFSPT 4/07
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                        SUPPLEMENT DATED APRIL 16, 2007
                          VAN KAMPEN SENIOR LOAN FUND
          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2006

     (1) The following is added after the fourth paragraph in the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS":

As of March 31, 2007, Philip Yarrow managed two registered investment companies with a total of approximately $5.17 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

     (2) The following is added as the last item in the section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS":

As of March 31, 2007, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

     Philip Yarrow -- $0.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                  SLFSPTSAI 4/07